SUPPLEMENTAL CASH FLOW DISCLOSURE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE

16.	SUPPLEMENTAL CASH FLOW DISCLOSURE

	December 31, 2024	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$	$
Fair value of common shares issued to settle convertible debentures	8,753,658	-	2,698,789	-
Fair value of common shares issued and issuable for services	-	-	-	59,796
Note payable to PMW LLC to acquire assets (Note 10.7)	139,409	-	-	-
Note payable to Lender Capital, LLC to acquire Ross Lane Property (Note 10.6)	1,285,000	-	-	-
Right-of-use assets acquired through leases (Note 7)	3,495,249	528,980	2,583,660	1,030,429
Note payable to HSCP used to acquire assets (Note 10.5)	-	-	350,000	1,250,000